Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital
Schedule of changes in options

	December 31, 2020		December 31, 2019
		Weighted		Weighted
	Number of	average exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	12,908,315	$2.03	4,756,174	$2.12
Options granted	1,790,000	3.47	8,755,000	2.26
Options exercised	(632,822)	1.83	(137,304)	0.41
Options forfeited	(952,129)	2.85	(190,555)	5.96
Options expired/cancelled	(105,000)	6.34	(275,000)	9.27
Options outstanding, ending	13,008,364	$2.14	12,908,315	$2.03

Schedule of details of options outstanding

			Number of
	Weighted average	Number of options	options
Exercise Price	contractual life	outstanding	exercisable
$0.30 CAD	1.45	2,152,273	2,152,273
$0.80 CAD	1.95	387,211	387,211
$2.00 CAD	3.14	122,604	114,104
$1.80	5.80	120,000	120,000
$1.91	5.93	5,050,000	2,953,285
$2.45	5.59	1,250,000	1,250,000
$2.53	3.30	131,818	131,818
$2.62	1.48	700,000	328,125
$3.40	5.22	1,045,000	1,045,000
$3.41	6.56	1,400,727	535,314
$3.77	7.37	295,000	66,355
$5.00	2.92	193,629	193,629
$6.18	4.61	25,000	15,107
$9.60	3.87	135,102	104,379
		13,008,364	9,396,600

Schedule of stock options Black-Scholes option pricing model

	Year ended December 31, 2020	Year ended December 31, 2019
Expected life of options	3-5 years	3-5 years
Annualized volatility	62.29%	62.29%
Risk-free interest rate	0.29% - 0.42%	1.25% - 1.58%
Dividend rate	0%	0%

Schedule of changes in warrants

	December 31, 2020		December 31, 2019
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	20,603,396	$3.57	22,369,718	$3.81
Warrants exercised	(5,387,200)	2.49	(1,116,322)	2.85
Warrants expired	(145,313)	1.49	(650,000)	15.35
Warrants outstanding, ending	15,070,883	$4.01	20,603,396	$3.57

Schedule of details in warrants outstanding

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	0.90 years	9,231,196
$2.00 USD - $24.00 USD	2.67 years	1,338,319
Transferable Warrants
$4.25 USD	2.60 years	4,501,368
Warrants outstanding, ending	1.56 years	15,070,883